T. ROWE PRICE Real Assets Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
Sprott Physical Uranium Trust (CAD) (1) 419,800 8,129
Total Trusts & Funds 8,129
Total Closed-End Mutual Funds (Cost $9,813) 8,129
COMMON STOCKS  94.7%
COMMUNICATION SERVICES  0.2%
Integrated Telecommunication Services  0.2%
Cellnex Telecom (EUR)  574,543 23,294
Total Communication Services 23,294
CONSUMER DISCRETIONARY  0.7%
Homebuilding  0.3%
Open House Group (JPY) (2) 249,400 9,434
Persimmon (GBP)  1,242,864 27,350
36,784
Hotels, Resorts, & Cruise Lines  0.4%
Hilton Worldwide Holdings  165,219 38,083
Marriott International, Class A  41,290 10,265
48,348
Total Consumer Discretionary 85,132
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (1)(3)(4) 146,479 552
Total Consumer Staples 552
ENERGY  16.6%
Coal & Consumable Fuels  0.8%
Cameco  1,076,698 51,423
NAC Kazatomprom, GDR  687,471 25,092
Yellow Cake (GBP) (1) 1,086,859 8,143
84,658
Integrated Oil & Gas  5.5%
BP, ADR  940,018 29,507
Chevron  540,127 79,545
Equinor (NOK)  1,061,299 26,849
Exxon Mobil  1,679,316 196,849

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galp Energia (EUR)  2,041,234 38,207
Shell (GBP)  3,199,673 103,803
Suncor Energy (CAD)  1,455,015 53,706
TotalEnergies (EUR)  1,353,967 87,920
616,386
Oil & Gas Drilling  0.2%
Noble  471,501 17,040
17,040
Oil & Gas Equipment & Services  2.1%
Atlas Energy Solutions (2) 726,038 15,828
Baker Hughes  1,082,391 39,128
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(3)(4)(5) 2,530,088 1,467
Expro Group Holdings (1) 853,709 14,658
Halliburton  715,030 20,772
Schlumberger  1,493,718 62,662
TechnipFMC  1,666,503 43,712
Tenaris, ADR (2) 509,245 16,189
Weatherford International  212,350 18,033
232,449
Oil & Gas Exploration & Production  4.6%
Canadian Natural Resources (CAD)  2,015,111 66,915
Chesapeake Energy  345,639 28,429
ConocoPhillips  1,250,682 131,672
Diamondback Energy  312,898 53,944
EOG Resources  612,610 75,308
EQT  1,129,803 41,396
Hess  121,070 16,441
Kosmos Energy (1) 3,512,658 14,156
Permian Resources  1,620,232 22,051
Range Resources  1,020,967 31,405
Southwestern Energy (1) 4,642,066 33,005
514,722
Oil & Gas Refining & Marketing  1.4%
Marathon Petroleum  453,612 73,898
Phillips 66  174,391 22,924
Valero Energy  411,156 55,518
152,340
Oil & Gas Storage & Transportation  2.0%
Enbridge  2,013,473 81,767
Kinder Morgan  700,841 15,482
Targa Resources  368,443 54,533

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  1,672,883 76,367
228,149
Total Energy 1,845,744
INDUSTRIALS & BUSINESS SERVICES  1.6%
Construction & Engineering  0.2%
Quanta Services  66,721 19,893
19,893
Electrical Components & Equipment  0.4%
Hubbell  45,982 19,696
Schneider Electric (EUR)  72,642 19,149
38,845
Heavy Electrical Equipment  0.3%
GE Vernova (1) 133,736 34,100
34,100
Industrial Machinery & Supplies & Components  0.2%
Stanley Black & Decker  197,818 21,786
21,786
Marine Ports & Services  0.1%
Mitsubishi Logistics (JPY) (2) 306,700 11,239
11,239
Rail Transportation  0.4%
Canadian National Railway (CAD)  82,370 9,645
Canadian Pacific Kansas City (2) 121,894 10,427
CSX  276,216 9,538
Norfolk Southern  36,193 8,994
Union Pacific  41,674 10,272
48,876
Total Industrials & Business Services 174,739
MATERIALS  35.9%
Aluminum  0.6%
Alcoa  803,594 31,003
Aluminium Bahrain (BHD)  3,612,504 12,069
Hindalco Industries (INR)  1,484,746 13,420
Norsk Hydro (NOK)  2,204,630 14,242
70,734
Construction Materials  0.3%
Vulcan Materials  109,574 27,441
27,441

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Copper  3.3%
Amman Mineral Internasional (IDR) (1) 7,987,400 4,899
Antofagasta (GBP)  869,164 23,428
Capstone Copper (CAD) (1) 1,598,474 12,493
ERO Copper (CAD) (1)(2) 2,661,176 59,247
First Quantum Minerals (CAD)  1,555,882 21,214
Freeport-McMoRan  4,060,283 202,689
Southern Copper  356,964 41,290
365,260
Diversified Chemicals  0.3%
BASF (EUR)  368,290 19,520
Huntsman  711,487 17,218
36,738
Diversified Metals & Mining  9.0%
Adriatic Metals, CDI (AUD) (1) 4,512,027 10,920
Anglo American (GBP)  3,962,469 128,803
BHP Group (AUD)  11,173,184 346,884
CMOC Group, Class H (HKD)  17,907,000 17,287
Foran Mining (CAD) (1) 4,384,581 13,584
Glencore (GBP)  26,720,705 153,020
Grupo Mexico, Series B (MXN)  6,916,168 38,638
Ivanhoe Electric (1)(2) 1,146,692 9,701
Ivanhoe Mines, Class A (CAD) (1)(2) 3,639,793 54,148
Meridian Mining U.K. Societas (CAD) (1) 1,504,097 450
Mineral Resources (AUD)  366,917 13,082
MP Materials (1)(2) 1,343,538 23,713
NGEx Minerals (CAD) (1)(2) 1,873,009 15,456
Pilbara Minerals (AUD) (1) 4,784,242 10,761
Rio Tinto (GBP)  781,799 55,498
Saudi Arabian Mining (SAR) (1) 1,455,978 18,967
Teck Resources, Class B  1,828,865 95,540
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(3)(4) 62,199 1,258
1,007,710
Fertilizers & Agricultural Chemicals  0.4%
CF Industries Holdings  333,056 28,576
Mosaic  561,173 15,028
43,604
Forest Products  0.6%
Louisiana-Pacific  281,373 30,237
West Fraser Timber (CAD)  338,439 32,974
63,211

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gold  10.3%
Agnico Eagle Mines (CAD)  1,155,477 93,082
Agnico Eagle Mines  264,459 21,305
Alamos Gold, Class A (CAD)  2,815,180 56,098
Alamos Gold, Class A (CAD) (1) 190,150 3,600
Alamos Gold, Class A  1,525,811 30,425
Anglogold Ashanti  598,143 15,929
Anglogold Ashanti (ZAR)  971,889 25,847
Artemis Gold (CAD) (1) 1,323,196 12,689
Barrick Gold  2,731,794 54,335
Calibre Mining (CAD) (1) 2,756,582 5,320
Capricorn Metals (AUD) (1) 8,175,862 32,174
Centamin (GBP)  8,203,962 16,080
De Grey Mining (AUD) (1) 8,678,371 8,272
Emerald Resources (AUD) (1) 10,821,115 28,666
Evolution Mining (AUD)  929,135 2,960
Franco-Nevada (CAD)  1,032,284 128,214
G Mining Ventures (CAD) (1) 4,020,344 27,883
Genesis Minerals (AUD) (1) 1,152,233 1,627
Gold Fields (ZAR)  2,394,535 37,134
Harmony Gold Mining (ZAR)  1,911,876 19,623
Kinross Gold  1,918,783 17,960
Lundin Gold (CAD)  1,435,363 31,043
New Gold (CAD) (1) 2,742,997 7,950
Newmont  1,445,270 77,250
Newmont, CDI (AUD)  792,649 42,440
Northern Star Resources (AUD)  5,347,482 58,578
Ora Banda Mining (AUD) (1) 5,256,724 2,269
Osisko Gold Royalties (CAD) (2) 2,247,860 41,635
Osisko Mining (CAD) (1) 1,610,109 5,798
Polyus (RUB) (1)(3) 63,061 —
Predictive Discovery (AUD) (1) 62,667,120 11,322
Royal Gold  140,192 19,669
Skeena Resources (CAD) (1)(2) 2,625,090 22,302
Snowline Gold (CAD) (1)(2) 2,950,451 12,282
Wesdome Gold Mines (CAD) (1) 2,599,749 24,393
Wheaton Precious Metals (CAD)  1,886,360 115,208
Zijin Mining Group, Class H (HKD)  19,912,000 44,456
1,155,818
Industrial Gases  1.4%
Air Liquide (EUR)  248,200 47,930
Linde  223,427 106,543
154,473

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metal Glass & Plastic Containers  0.3%
Ball  407,529 27,675
27,675
Paper & Plastic Packaging Products & Materials  0.5%
International Paper  409,371 19,998
Packaging Corp. of America  150,774 32,476
52,474
Precious Metals & Minerals  1.0%
Alrosa (RUB) (3) 19,084,530 —
Anglo American Platinum (ZAR)  414,363 14,906
ARE Holdings (JPY)  86,900 1,104
Impala Platinum Holdings (ZAR) (1) 7,632,582 42,779
Industrias Penoles (MXN) (1)(2) 1,012,452 13,420
Northam Platinum Holdings (ZAR)  3,808,329 24,060
Sibanye Stillwater (ZAR) (1) 11,509,453 11,893
SilverCrest Metals (CAD) (1) 495,663 4,599
112,761
Silver  0.2%
Aya Gold & Silver (CAD) (1)(2) 1,824,043 23,737
23,737
Specialty Chemicals  1.5%
HB Fuller  227,426 18,053
International Flavors & Fragrances  261,594 27,449
RPM International  199,831 24,180
Sherwin-Williams  139,495 53,241
Shin-Etsu Chemical (JPY)  1,059,000 44,256
167,179
Steel  6.2%
ArcelorMittal (EUR)  939,301 24,595
Champion Iron (AUD)  3,629,646 18,260
Champion Iron (CAD) (2) 2,350,885 11,542
Cleveland-Cliffs (1) 1,393,499 17,795
Commercial Metals  246,984 13,574
Hoa Phat Group (VND) (1) 59,022,270 63,182
JSW Steel (INR)  951,075 11,677
Nippon Steel (JPY) (2) 1,928,000 43,211
Nucor  797,173 119,847
POSCO Holdings (KRW)  66,860 19,628
Reliance  276,177 79,873
Steel Dynamics  1,030,176 129,885
Tata Steel (INR)  11,865,768 23,883

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vale, ADR  8,311,803 97,082
Warrior Met Coal  347,655 22,215
696,249
Total Materials 4,005,064
REAL ESTATE  38.0%
Data Center Real Estate Investment Trusts  2.9%
Digital Core REIT Management  14,340,200 8,813
Equinix, REIT  352,675 313,045
321,858
Diversified Real Estate Activites  1.3%
Kerry Properties (HKD)  4,818,500 10,177
Mitsubishi Estate (JPY)  2,702,300 42,681
Mitsui Fudosan (JPY)  5,028,400 47,382
Sun Hung Kai Properties (HKD)  4,333,000 46,947
147,187
Diversified Real Estate Investment Trusts  0.3%
Broadstone Net Lease, REIT  241,217 4,571
Essential Properties Realty Trust, REIT  300,000 10,245
WP Carey, REIT  362,420 22,579
37,395
Health Care Real Estate Investment Trusts  3.0%
Alexandria Real Estate Equities, REIT  158,275 18,795
Ventas, REIT  1,912,508 122,649
Welltower, REIT  1,512,328 193,624
335,068
Hotel & Resort Real Estate Investment Trusts  0.6%
Apple Hospitality REIT, REIT  2,224,239 33,030
Host Hotels & Resorts, REIT  155,372 2,735
Invincible Investment (JPY)  46,278 20,043
Pebblebrook Hotel Trust, REIT  777,796 10,290
66,098
Industrial Real Estate Investment Trusts  6.9%
EastGroup Properties, REIT  322,591 60,267
Goodman Group (AUD)  2,755,621 70,293
Lineage, REIT  276,985 21,710
Mapletree Industrial Trust (SGD)  10,176,600 19,230
Mitsui Fudosan Logistics Park (JPY)  2,855 8,436
Prologis, REIT  2,356,583 297,589
Rexford Industrial Realty, REIT  2,557,401 128,663
Segro (GBP)  4,118,927 48,276
Terreno Realty, REIT  1,381,954 92,356

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warehouses De Pauw (EUR)  937,360 25,013
771,833
Multi-Family Residential Real Estate Investment
Trusts  4.5%
Apartment Investment & Management, Class A, REIT (1) 582,815 5,269
AvalonBay Communities, REIT  614,669 138,454
Boardwalk Real Estate Investment Trust (CAD)  358,307 22,694
Camden Property Trust, REIT  316,590 39,108
Canadian Apartment Properties REIT (CAD) (2) 417,139 16,961
Comforia Residential REIT (JPY)  9,132 20,633
Equity Residential, REIT  1,555,666 115,835
Essex Property Trust, REIT  441,956 130,563
UNITE Group (GBP)  1,422,888 17,920
507,437
Office Real Estate Investment Trusts  1.2%
Derwent London (GBP)  503,907 16,158
Douglas Emmett, REIT  1,353,476 23,780
Gecina (EUR)  164,928 18,990
Kilroy Realty, REIT  1,043,842 40,397
SL Green Realty, REIT  33,485 2,331
Vornado Realty Trust, REIT  813,028 32,033
133,689
Other Specialized Real Estate Investment Trusts  1.3%
EPR Properties, REIT  92,960 4,559
Gaming & Leisure Properties, REIT  1,768,062 90,967
VICI Properties, REIT  1,580,335 52,641
148,167
Real Estate Development  0.1%
WHA (THB)  63,554,700 10,748
10,748
Real Estate Operating Companies  0.5%
LEG Immobilien (EUR)  420,155 43,988
StorageVault Canada (CAD) (2) 3,349,081 12,802
56,790
Real Estate Services  0.4%
CBRE Group, Class A (1) 109,755 13,662
Colliers International Group  178,944 27,166
40,828
Retail Real Estate Investment Trusts  5.6%
Acadia Realty Trust, REIT  3,120,039 73,258
Agree Realty, REIT  142,797 10,757

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CapitaLand Integrated Commercial Trust (SGD)  21,947,116 36,074
Federal Realty Investment Trust, REIT  71,467 8,217
Japan Metropolitan Fund Invest (JPY)  13,456 9,033
Kimco Realty, REIT  1,074,530 24,951
Nexus Select Trust (INR)  7,607,838 13,194
NNN REIT, REIT  312,527 15,154
Realty Income, REIT  1,218,935 77,305
Regency Centers, REIT  1,999,416 144,418
Scentre Group (AUD)  17,222,998 43,297
Simon Property Group, REIT  1,002,434 169,431
625,089
Self-Storage Real Estate Investment Trusts  3.8%
Big Yellow Group (GBP)  908,930 15,436
CubeSmart, REIT  1,957,867 105,392
Extra Space Storage, REIT  145,318 26,185
Public Storage, REIT  673,281 244,987
Shurgard Self Storage (EUR)  642,058 30,080
422,080
Single-Family Residential Real Estate Investment
Trusts  2.5%
American Homes 4 Rent, Class A, REIT  2,388,663 91,701
Equity LifeStyle Properties, REIT  1,353,887 96,586
Sun Communities, REIT  677,878 91,615
279,902
Telecom Tower Real Estate Investment Trusts  2.5%
American Tower, REIT  763,393 177,535
Crown Castle, REIT  336,968 39,974
SBA Communications, REIT  262,362 63,151
280,660
Timber Real Estate Investment Trusts  0.6%
Rayonier, REIT  822,206 26,459
Weyerhaeuser, REIT  1,294,066 43,817
70,276
Total Real Estate 4,255,105
UTILITIES  1.0%
Electric Utilities  0.8%
FirstEnergy  347,549 15,414
NextEra Energy  450,472 38,078
PG&E  793,293 15,683
Southern  255,531 23,044
92,219

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.2%
Ameren  137,011 11,983
Dominion Energy  238,400 13,777
25,760
Total Utilities 117,979
Total Miscellaneous Common Stocks  0.7% (6) 73,548
Total Common Stocks (Cost $8,601,143) 10,581,157
CONVERTIBLE PREFERRED STOCKS  1.5%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8 (1)(3)(4) 397 2
Total Consumer Staples 2
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(3)(4) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(3)(4) 983,766 1,279
Total Industrials & Business Services 2,188
MATERIALS  1.5%
Copper  0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(3)(4) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(3)(4) 252,242 33,521
42,098
Diversified Metals & Mining  1.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(3)(4) 666,457 56,617
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(3)(4) 464,875 39,492
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(3)(4) 141,490 12,020
Sortera Tech, Series C-1, Acquisition Date: 4/13/23 - 9/16/24,
Cost $4,214 (1)(3)(4) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(3)(4) 121,855 2,464
114,807

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(3)(4) 696,477 6,833
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(3)(4) 234,786 2,242
9,075
Total Materials 165,980
Total Convertible Preferred Stocks (Cost $101,369) 168,170
EQUITY MUTUAL FUNDS  1.5%
Global X Copper Miners ETF  1,384,481 65,444
Global X U.S. Infrastructure Development ETF (2) 1,362,981 56,100
SPDR S&P Oil & Gas Exploration & Production ETF (2) 171,496 22,555
VanEck Vectors Oil Services ETF (2) 70,267 19,936
Total Equity Mutual Funds (Cost $131,014) 164,035
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(3)(4)(5) 141,772 149
Total Energy 149
Total Preferred Stocks (Cost $142) 149
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.1%
T. Rowe Price Treasury Reserve Fund, 4.94% (7)(8) 12,526,234 12,526
12,526
U.S. Treasury Obligations  0.5%
U.S. Treasury Bills, 5.171%, 11/29/24 (9) 56,505,000 56,071
56,071
Total Short-Term Investments (Cost $68,566) 68,597

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 120,111,477 120,111
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 120,111
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 141,818,742 141,819
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 141,819
Total Securities Lending Collateral (Cost $261,930) 261,930
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
NASDAQ 100 Stock
Index, Put, 12/20/24
@ $17,975.00 (1) 197 395,196 3,816
Total Options Purchased (Cost $5,164) 3,816
Total Investments in Securities  100.7%
(Cost $9,179,141) $ 11,255,983
Other Assets Less Liabilities (0.7)% (81,298)
Net Assets 100.0% $ 11,174,685
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Real Assets Fund

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(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $171,596 and represents 1.5% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona

T. ROWE PRICE Real Assets Fund

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SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
Bank of America, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 4.610%
(SOFR + (0.30)%) Monthly, 1/20/26 11,045 (257) (1) (256)
Bank of America, Receive Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Pay Variable 5.038% (SOFR +
(0.30)%) Monthly, 1/20/26 11,045 254 — 254
Bank of America, Receive Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Pay Variable 5.295% (SOFR +
0.60%) Monthly, 1/20/26 10,818 249 — 249
Bank of America, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 5.510% (SOFR +
0.60%) Monthly, 1/20/26 10,446 485 — 485
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.510% (SOFR +
0.60%) Monthly, 1/20/26 2,994 133 — 133
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 6.341%
(SOFR + 1.30%) Monthly, 1/21/26 3,090 24 — 24
Goldman Sachs, Receive Underlying
Reference: Dow Jones U.S. Select
Home Construction Index Monthly,
Pay Variable 4.830% (SOFR + 0.00%)
Monthly, 1/20/26 34,742 (30) (55) 25
Goldman Sachs, Receive Underlying
Reference: ICE Semiconductor Monthly,
Pay Variable 5.710% (SOFR + 0.80%)
Monthly, 1/20/26 5,694 279 — 279
Goldman Sachs, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
4.830% (SOFR + 0.00%) Monthly,
1/20/26 65,507 (124) (103) (21)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: iShares MSCI India ETF
Monthly, Receive Variable 4.660%
(SOFR + (0.25)%) Monthly, 1/20/26 22,053 (107) — (107)
Morgan Stanley, Pay Underlying
Reference: FTSE EPRA Nareit
Developed Index Monthly, Receive
Variable 4.903% (SOFR + 0.03%)
Monthly, 1/20/26 97,326 383 — 383
Morgan Stanley, Pay Underlying
Reference: FTSE Nareit All Equity REITs
Index Monthly, Receive Variable 4.960%
(SOFR + 0.05%) Monthly, 1/20/26 97,249 1,767 — 1,767
Morgan Stanley, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 1.419%
(SOFR + (3.43)%) Monthly, 1/20/26 106,287 (3,448) — (3,448)
Morgan Stanley, Receive Underlying
Reference: OMX Copenhagen 25 NI
Index Monthly, Pay Variable 3.700% (1M
DKK CIBOR + 0.35%) Monthly, 1/20/26
(DKK) 378,024 (2,276) 1 (2,277)
Morgan Stanley, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
5.560% (SOFR + 0.65%) Monthly,
1/20/26 197,306 6,671 — 6,671
Morgan Stanley, Receive Underlying
Reference: Vanguard FTSE All World
ex-US Small-Cap ETF Monthly, Pay
Variable 5.310% (SOFR + 0.40%)
Monthly, 1/20/26 107,276 2,426 — 2,426
Total Bilateral Total Return Swaps (158) 6,587
Total Bilateral Swaps (158) 6,587

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/15/24 GBP 62,017 USD 82,314 $ 599
Barclays Bank 10/2/24 BRL 217,335 USD 39,043 842
Barclays Bank 10/15/24 INR 8,912,475 USD 105,990 293
Barclays Bank 10/15/24 NOK 720,263 USD 66,639 1,624
Barclays Bank 10/15/24 TRY 4,760,178 USD 135,130 1,807
Barclays Bank 10/15/24 USD 36,231 CNH 257,273 (535)
BNP Paribas 10/15/24 EUR 73,714 USD 82,221 (112)
BNP Paribas 10/15/24 KRW 71,347,860 USD 53,691 679
Canadian Imperial Bank
of Commerce 10/15/24 CAD 72,138 USD 53,200 158
Citibank 10/15/24 AUD 40,234 USD 27,422 401
Citibank 10/15/24 KRW 72,731,136 USD 54,758 666
Citibank 10/15/24 MXN 1,058,834 USD 54,803 (1,156)
Deutsche Bank 10/2/24 BRL 217,336 USD 38,598 1,287
Deutsche Bank 10/2/24 BRL 445,778 USD 82,253 (444)
Deutsche Bank 10/2/24 USD 158,425 BRL 880,449 (3,155)
Deutsche Bank 10/15/24 EUR 47,773 USD 52,783 431
Deutsche Bank 10/15/24 NOK 750,381 USD 71,612 (494)
Deutsche Bank 10/15/24 PLN 289,858 USD 74,724 558
Deutsche Bank 11/4/24 BRL 880,449 USD 157,865 3,088
Goldman Sachs 10/15/24 IDR 277,738,329 USD 18,024 279
Goldman Sachs 10/15/24 INR 2,278,544 USD 27,247 (75)
HSBC Bank 10/15/24 AUD 145,949 USD 97,154 3,774
HSBC Bank 10/15/24 CNH 836,613 USD 119,721 (163)
HSBC Bank 10/15/24 USD 71,229 SEK 723,996 (114)
HSBC Bank 11/15/24 USD 120,027 CNH 836,613 168
RBC Dominion
Securities 10/15/24 CAD 37,145 USD 27,401 74
UBS Investment Bank 10/15/24 MXN 1,509,987 USD 75,415 1,090
Wells Fargo 10/15/24 GBP 41,007 USD 53,690 1,134
Wells Fargo 10/15/24 USD 82,084 CNH 579,340 (708)
Wells Fargo 10/15/24 USD 69,361 SEK 718,340 (1,425)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 10,571

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 724 KOSPI 200 Futures Index Contracts 12/24 48,153 $ 895
Short, 325 MSCI EAFE Index contracts 12/24 (40,427) (797)
Short, 1,236 MSCI Emerging Markets Index
contracts 12/24 (72,473) (4,455)
Short, 260 MSCI World Index contracts 12/24 (30,805) (806)
Long, 890 Russell 2000 E-Mini Index contracts 12/24 100,090 (895)
Long, 144 S&P 500 E-mini Index Health Care
Sector contracts 12/24 22,623 (339)
Short, 652 S&P 500 E-Mini Index Real Estate
Select Sector contracts 12/24 (36,007) 221
Long, 394 S&P 500 E-Mini Index Technology
Sector contracts 12/24 90,600 2,325
Short, 401 S&P/TSX 60 Index contracts 12/24 (85,653) (1,234)
Long, 660 TOPIX Index contracts 12/24 121,576 4,700
Short, 1,900 U.S. Treasury Long Bond contracts 12/24 (235,956) 4,582
Net payments (receipts) of variation margin to date (6,744)
Variation margin receivable (payable) on open futures contracts $ (2,547)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 6,363
Totals $ —# $ — $ 6,363+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 262,380  ¤  ¤ $ 261,930
T. Rowe Price Treasury
Reserve Fund, 4.94% 309,537  ¤  ¤ 12,526
Total $ 274,456^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,363 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $274,456.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Assets Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Real Assets Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Real Assets Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 8,129 $ — $ 8,129
Common Stocks 6,923,043 3,654,837 3,277 10,581,157
Convertible Preferred Stocks — — 168,170 168,170
Equity Mutual Funds 164,035 — — 164,035
Preferred Stocks — — 149 149
Short-Term Investments 12,526 56,071 — 68,597
Securities Lending Collateral 261,930 — — 261,930
Options Purchased — 3,816 — 3,816
Total Securities 7,361,534 3,722,853 171,596 11,255,983
Swaps — 12,671 — 12,671
Forward Currency Exchange
Contracts — 18,952 — 18,952
Futures Contracts* 12,723 — — 12,723
Total $ 7,374,257 $ 3,754,476 $ 171,596 $ 11,300,329
Liabilities
Swaps $ — $ 6,242 $ — $ 6,242
Forward Currency Exchange
Contracts — 8,381 — 8,381
Futures Contracts* 8,526 — — 8,526
Total $ 8,526 $ 14,623 $ — $ 23,149

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $50,230,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F176-054Q3 09/24
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 3,490 $ 1,850 $ — $ (2,063) $ 3,277
Convertible Preferred Stocks 115,880 50,443 1,847 — 168,170
Preferred Stocks 149 — — — 149
Total $ 119,519 $ 52,293 $ 1,847
$ (2,063)
$ 171,596